NOTES PAYABLE - RELATED PARTIES (Details Narrative) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Accrued interest	$ 801,110	$ 942,380
Interest on related party notes payable
Accrued interest	$ 742,177	$ 839,448